Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended
		Nov. 02, 2020	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000222781
Account Value [Line Items]
Line Graph and Table Measure Name				Democratic Large Cap Core ETF
Accumulated Value		$ 10,000	$ 13,726		$ 11,110	$ 13,516	$ 18,605	$ 21,723
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			S&P 500 Index (USD) (TR)
Accumulated Value		10,000	13,193		11,152	13,562	18,493	21,747
Democratic Large Cap Core Index
Account Value [Line Items]
Line Graph and Table Measure Name				Democratic Large Cap Core Index
Accumulated Value		$ 10,000	$ 13,601		$ 10,895	$ 13,126	$ 17,975	$ 20,872

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.